Interim Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	18,057,565	18,057,565	16,757,565
Common stock, shares outstanding	18,057,565	18,057,565	16,757,565